Note 14 - Derivative Financial Instruments (Details Textual)			1 Months Ended	12 Months Ended
	Dec. 13, 2021 USD ($) oz	May 05, 2021 USD ($)	Nov. 30, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)
Auramet International LLC [Member]
Statement Line Items [Line Items]
Number of Agreements	2
Proceeds from derivative financial liabilities	$ 3,000,000
Auramet International LLC [Member] | Gold loan agreement [member]
Statement Line Items [Line Items]
Proceeds from derivative financial liabilities	$ 3,000,000
Number of Deliveries	2
Repayment gold loan, delivery mass of each (Ounce) | oz	925
Financial liabilities, at fair value				$ 1,833,000
Auramet International LLC [Member] | Call option [member]
Statement Line Items [Line Items]
Call options, mass (Ounce) | oz	6,000
Strike price per ounce	$ 2,000
Commodity price risk [member] | Derivative contract for 4,600 ounces of Gold [member]
Statement Line Items [Line Items]
Hedging instruments, participation, price			$ 379,000
Derivative contract, number of ounces of gold hedged			4,600
Hedging instruments, protected, price			$ 1,400
Hedged item, assets					$ 102,000
Gold ETF [member]
Statement Line Items [Line Items]
Derivative instrument, notional amount						$ 1,058,000
Trading income (expense) on foreign exchange contracts				(105,000)	(164,000)
Gains (losses) on change in value of foreign currency basis spreads, net of tax				$ 14,000	$ 100,000
Proceeds from sales or maturity of financial instruments, classified as investing activities		$ 1,066,000